Sale of RPK (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Sale of RPK [Abstract]
Schedule of Consolidated Statements of Loss and Comprehensive Loss	The gain on sale was computed as follows:
Cash received	$2,000,000
Finder’s fee - transaction cost	(446,250)
Consideration received, net	$1,553,750

Cash	$105,175
Accounts receivable (note 6)	158,812
Inventory (note 7)	895,715
Prepayments	33,762
Property, plant and equipment, net (note 9)	1,769,221
Intangible licenses (note 11)	3,783,117
Accounts payable	(2,016,744)
Bank loans (note 14)	(3,374,088)
Net assets sold	$1,354,970

Gain on sale of subsidiary	$198,780
The gain on sale was computed as follows:
Cash received	$2,000,000
Finder’s fee - transaction cost	(446,250)
Consideration received, net	$1,553,750

Cash	$105,175
Accounts receivable (note 6)	158,812
Inventory (note 7)	895,715
Prepayments	33,762
Property, plant and equipment, net (note 9)	1,769,221
Intangible licenses (note 11)	3,783,117
Accounts payable	(2,016,744)
Bank loans (note 14)	(3,374,088)
Net assets sold	$1,354,970

Gain on sale of subsidiary	$198,780